Investment income (loss), net (Tables)	12 Months Ended
Dec. 31, 2024
Investment income (loss),net
Schedule of investment income (loss),net

		For the Year Ended December 31,
	Note	2022	2023	2024
		RMB	RMB	RMB

Net fair value gain (loss) on treasury investments measured at FVTPL		18,248	84,350	160,240
Net fair value gain (loss) on other financial investments measured at FVTPL	(i)	(51,742)	(262,370)	295,243
Net fair value gain (loss) on contingent consideration assets	(ii)	—	(18,416)	(127,227)
Net fair value gain (loss) on financial liabilities measured at FVTPL	(iii)	—	320,618	(514,692)
Impairment provision for investments	(iv)	(119,162)	(29,885)	(662,722)
Distribution gain of an investment accounted for using the equity method and others, net (Note 23)		1,187,171	(2,235)	(46,153)
Total		1,034,515	92,062	(895,311)
(i)	The net fair value gain (loss) on other financial investments measured at FVTPL primarily resulted from changes in the valuations of investment-related financial instruments.
(ii)	The net fair value gain (loss) on contingent consideration assets primarily reflected the fluctuations in the share price of XPeng.
(iii)	The net fair value gain (loss) on financial liabilities measured at FVTPL primarily resulted from changes in the valuations of certain derivative liabilities.
(iv)	The impairment provision for investments primarily arose from the impairment of investments accounted for using the equity method and debt investments at amortized cost.